Interest Rate Benchmark Reform - Parent (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total liabilities	£ 277,532	£ 277,298	£ 282,819
USD LIBOR
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total liabilities	4,337	4,381
Santander UK Group Holdings plc
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total liabilities	13,728	11,048
Santander UK Group Holdings plc | USD LIBOR
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total liabilities	£ 2,491	£ 2,217